<!--$$/page=-->

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549



Form 13F



FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009



Check here if Amendment [ ]; Amendment Number: _______ This Amendment (Check

only one.): [ ] is a restatement.

[ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:






Name:    ALEPH6 LLC

Address: 141 W. Jackson Boulevard, Suite 500

         Chicago, IL 60604




Form 13F File Number: 028-12346



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



Persons Signing this Report on Behalf of Reporting Manager:






Name:  John Haas

Title: Limited Partner, PEAK6 Investments, L.P.

Phone: 312-362-2550

Signature, Place, and Date of Signing:

        /s/John Haas           Chicago, IL                  2/12/10    .

       ----------------------- ---------------- ---------------------- ---

         [Signature]           [City, State]    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section]






Form 13F File Number     Name

028-12352            PEAK6 Investments, L.P.
